Tax provision - Major components of income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Recognized In Profit Or Loss [Abstract]
Current tax expense (income)	$ (15)	$ 118
Deferred tax expense (income) recognised in profit or loss	(218)	(74)
Tax expense (income)	233	(43)
Income Tax Expense Recognized In Other Comprehensive Income [Abstract]
Income tax relating to components of other comprehensive income	5	3
Income Tax Expense (Income) Recognized In Profit Or Loss And Comprehensive Income	$ (228)	$ 46